Taxation (Details) - Schedule of tax loss carry-forwards - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Taxation (Details) - Schedule of tax loss carry-forwards [Line Items]
Total tax loss carry-forwards	SFr 114,013,858	SFr 151,453,052
Within 1 year [Member]
Taxation (Details) - Schedule of tax loss carry-forwards [Line Items]
Total tax loss carry-forwards	19,575,171	22,405,533
Between 1 and 3 years [Member]
Taxation (Details) - Schedule of tax loss carry-forwards [Line Items]
Total tax loss carry-forwards	56,866,795	49,120,938
Between 3 and 7 years [Member]
Taxation (Details) - Schedule of tax loss carry-forwards [Line Items]
Total tax loss carry-forwards	36,701,692	78,872,116
More than 7 years [Member]
Taxation (Details) - Schedule of tax loss carry-forwards [Line Items]
Total tax loss carry-forwards	SFr 870,200	SFr 1,054,465